CONSOLIDATED INCOME STATEMENTS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues:
Product sales	$ 1,518,411,235	$ 968,465,125	$ 912,809,125
Product sales - related party	3,140,734	63,656,237	6,757,761
Processing services	1,223,637	666,771	72,470,242
Total net revenues	1,519,634,872	969,131,896	985,279,367
Cost of revenues:
Product sales	1,415,662,022	1,004,098,750	841,325,640
Product sales - related party	3,578,013	68,278,711	6,657,392
Processing services	709,883	726,803	47,900,583
Total cost of revenues	1,416,371,905	1,004,825,553	889,226,223
Gross profit (loss)	103,262,967	(35,693,657)	96,053,144
Operating expenses (income):
Sales and marketing	65,752,530	33,646,350	17,232,686
General and administrative	55,632,109	50,881,639	38,549,922
Research and development	46,452,032	44,101,917	47,055,271
Other operating income	(45,885,044)	(1,655,426)	(18,327,201)
Impairment of long-lived assets	202,756,739	6,437,716
Goodwill impairment	0	6,160,545	0
Intangible asset impairment		3,764,464
Total operating expenses	324,708,366	143,337,205	84,510,678
Income (loss) from operations	(221,445,399)	(179,030,862)	11,542,466
Non-operating expenses (income):
Interest income	(8,443,153)	(7,118,250)	(7,862,339)
Interest expense	52,108,491	50,628,707	37,190,296
Foreign exchange (gains) losses	367,936	(1,385,622)	(6,612,305)
Losses (gains) on derivatives, net	(633,964)	53,945	15,296,530
Investment loss			193,408
Gains on repurchase of convertible notes			(28,349,939)
Other-than-temporary impairment loss on available-for-sale investment			6,207,119
Fair value change of warrant liability	(3,202,500)
Loss before income tax, noncontrolling interests	(261,642,209)	(221,209,642)	(4,520,304)
Income tax benefit (expense)	2,722,715	(21,352,490)	4,851,479
Net income (loss)	(258,919,494)	(242,562,132)	331,175
Less: net loss attributed to noncontrolling interests	(3,955)	(46,593)	(1,789)
Net income (loss) attributed to ReneSola Ltd.	$ (258,915,539)	$ (242,515,539)	$ 332,964
Earnings (loss) per share
Basic (in dollars per share)	$ (1.42)	$ (1.40)	$ 0.00
Diluted (in dollars per share)	$ (1.42)	$ (1.40)	$ 0.00
Weighted average number of shares used in computing earnings per share
Basic (in shares)	182,167,908	172,671,369	173,496,901
Diluted (in shares)	182,167,908	172,671,369	173,870,162